Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,039,000
Previously Paid Amount	0.00
Total Fee Amount	924.57
Total Offset Amount	0.00
Net Fee	924.57
Narrative - Max Aggregate Offering Price	$ 6,039,000
Final Prospectus	true